OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2010
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685

                          Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2006 through October 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    PIONEER
                                   ---------
                                   HIGH YIELD
                                      FUND

                                     TAHYX
                                 Ticker Symbol


                                     Annual
                                     Report

                                    10/31/07

                              [LOGO]PIONEER
                                    Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             8

Prices and Distributions                                                      9

Performance Update                                                           10

Comparing Ongoing Fund Expenses                                              16

Schedule of Investments                                                      18

Financial Statements                                                         33

Notes to Financial Statements                                                44

Report of Independent Registered Public Accounting Firm                      53

Trustees, Officers and Service Providers                                     54

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in recent months, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year 2007, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

U.S. economic growth had slowed over the past two years, but this has been due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as to rising commodity prices or short-term interest rates. The slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth, and we have seen two cuts in short-term interest rates from the Federal Reserve despite strong economic growth in the second and third quarters of this year. A weaker U.S. dollar has put upward pressure on some prices, but it has also significantly benefited exporters and companies competing in the global marketplace, stimulating U.S. economic growth.

Economic growth in the rest of the world remains relatively positive. In Europe, solid GDP growth has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world, led by China, which continues its rise as a world economic power.

Looking forward, the economic outlook continues to appear generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a liquidity/credit crunch represent growing sources of risk. Central banks have responded to the stresses in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in the case of the Federal Reserve, by cutting rates.

The U.S. Federal Reserve and the world's other central banks continue to pursue policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been

Letter

"investor friendly." We view the Fed's recent rate cuts as temporarily "buying insurance" against a credit crunch, which would threaten economic growth rather than as an abandonment of its commitment to keeping inflation low.

Even against this "wall of worry" backdrop, the long-term performance of major asset classes has remained positive. In the 12 months ending October 31, 2007, equity investors were by and large rewarded as, despite several interim corrections, the Standard & Poor's 500 Index returned 15%, the Dow Jones Industrial Average returned 18%, and the NASDAQ Composite Index returned 21%. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 25% and the MSCI Emerging Markets Index returning 68% over the 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending October 31, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 7% for the same period, reflecting its higher coupon yield.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury, President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/07
--------------------------------------------------------------------------------

Problems in the subprime mortgage market offset solid corporate profits and historically low default rates in the high-yield market during the 12 months ended October 31, 2007. Here, portfolio manager Andrew Feltus explains the factors that helped Pioneer High Yield Fund outperform the high-yield market during its 2007 fiscal year.

Q:  How did the Fund perform during the 12-month period ended October 31, 2007?

A: It did very well. For the 12 months ended October 31, 2007, the Fund had a total return based on net asset value of 13.10% for the Fund's Class A shares. The return beat the Merrill Lynch High Yield Master II Index and the average of the 450 High Current Yield Funds tracked by Lipper Inc. - which returned 6.85%, and 6.21%, respectively, for the period - as well as the 12.03% return of the Merrill Lynch Convertible Securities/Speculative Grade Index for the period.

    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like for high-yield bonds during the period?

A: During the first half of the period, the market was bolstered by solid corporate profits, a strong global economy, a vibrant environment for mergers and acquisitions, and a historically low default rate. However, problems in the subprime mortgage market started to emerge in the first quarter of 2007 and became more profound in the summer. Access to credit became much tighter, and investors pulled assets out of riskier asset classes including high yield, hurting performance of the Fund. Convertible securities fared much better during the period, as their prices are more closely tied to the underlying value of the issuing companies' stock prices. Overall, strong earnings growth kept the equity markets on a fairly steady upward path.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What factors helped the Fund outperform the Merrill Lynch High Yield Master II Index for the 12 months ended October 31, 2007?

A: Performance during the period was buoyed by our ability to invest across a company's capital structure. We were able to target the optimal way to invest in the best companies by incorporating holdings among high-yield bonds, floating-rate loans, equity holdings and equity-linked exposure - including convertible preferred stock and convertible bonds. Successful security selection was the main driver of the Fund's outperformance of the Merrill Lynch High Yield Master II Index. Our allocations to equities and convertible securities also helped, as those asset classes outperformed the index, which is comprised exclusively of high-yield bonds. On the sector level, underweighting homebuilders and the automotive group helped performance, as did holdings in cyclical - or, economically sensitive - areas, including energy, chemicals, and basic industries. The Fund's stake in the higher-quality utilities group detracted during the 12-month period, although the area rebounded over the last six months of the period. Underweighting cable TV also hurt, as did underperforming holdings in the paper industry.

Q:  What was your strategy for the Fund during the period?

A: We moved to position the Fund a bit more defensively, given increased volatility and the potential for a slowdown in the U.S. economy. To do so, we modestly reduced the Fund's exposure to cyclical sectors. We also decreased the Fund's stake in equities to take profits and cut back on our stake in real estate investment trusts (REITs) in advance of the problems that hit housing-related holdings. Further, we increased holdings in floating-rate bank loans issued by high-yield companies, and maintained an emphasis on higher-quality bonds, which helped performance during the last six months of the period.

Q: Which Fund holdings contributed most to relative performance during the 12 months ended October 31, 2007? Which detracted?

A: The Fund's holdings of the convertible bonds of metals and mining firm Freeport McMoRan appreciated along with the company's stock price, which bounced back from depressed levels. The firm's management team executed its strategy well and successfully

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/07                           (continued)
--------------------------------------------------------------------------------

    integrated its acquisition of Phelps Dodge. Freeport's business also benefited from rising copper and gold prices that were propelled by robust global economic growth. The Fund's stake in the stock of electric utility NRG Energy also contributed, as the company successfully focused on its core business, cash generation, and maximizing profits. General Cable, where the Fund held an equity and convertible position, rose on the strength of a large acquisition that should help expand its business globally, as well as from strong non-residential construction and the company's efficient introduction of new products. The share price of oil refiner Tesoro almost doubled, buoying the Fund's equity and convertible holdings. The firm's refining margins expanded because competitors found it virtually impossible to expand into California, Tesoro's territory, where fuel standards are much stricter than elsewhere. Lastly, the Fund's convertible holdings in EDO, an electronics company focused on defense applications, appreciated when it was announced that the company was going to be acquired.

    Two paper companies, Abitibi and Bowater, were the main detractors from performance. The firms were unable to reduce newsprint production capacity fast enough to match declines in demand. In response, we substantially cut back on the positions. Our stake in the bonds of Arco, part of chemical company Lyondell, declined as the company was purchased through a leveraged buyout, causing the bonds to depreciate. Finally, another chemical company bond holding, Georgia Gulf, detracted due to its exposure to the lagging homebuilding industry.

Q:  What is your outlook?

A: Volatility remains, given uncertainty about how much the subprime mortgage crisis will handcuff financial institutions. The global economy appears to be rebalancing, with U.S. economic growth slowing at the same time that economies overseas remain fairly solid, particularly in the emerging markets. At period end, the high-yield market was attractively valued for the first time in several years, especially given a default rate that has remained at historical lows. For our part, we will continue to focus on security selection as the main driver of performance, using the Fund's flexibility to look for the best way to invest in a company's capital structure.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. Investments in the Fund are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in the income and lose the opportunity for additional price appreciation associated with falling interest rates. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

U.S. Corporate Bonds                            55.4%
Convertible Corporate Bonds                     15.2%
U.S. Common Stocks                              14.6%
Convertible Preferred Stocks                     7.9%
Temporary Cash Investments                       3.5%
Senior Secured Loans                             2.6%
Preferred Stock                                  0.4%
Depositary Receipts for International Stocks     0.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Materials                                       26.3%
Industrials                                     18.6%
Financials                                      13.1%
Health Care                                     10.9%
Utilities                                       10.0%
Consumer Discretionary                           8.3%
Energy                                           8.1%
Information Technology                           4.7%

Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term securities; based on S&P ratings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

BBB                                              2.6%
BB                                              33.0%
B                                               50.6%
CCC & Lower                                      1.2%
Not Rated                                       12.3%
Cash Equivalents                                 0.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term securities)*

 1.   Freeport-McMoRan Copper & Gold, Inc., 5.5%, 12/31/49                 5.67%
 2.   DRS Technologies, Inc., 6.875%, 11/1/13                              3.60
 3.   Valeant Pharmaceuticals, 7.0%, 12/15/11                              2.68
 4.   Interpublic Group, Inc., 7.25%, 8/15/11                              2.65
 5.   Forest City Enterprises, 7.625%, 6/1/15                              2.59
 6.   Millennium Chemicals, Inc., 4.0%, 11/15/23                           2.57
 7.   Tesoro Corp., 6.625%, 11/1/15                                        2.44
 8.   Interpublic Group Co., 4.25%, 3/15/23 (144A)                         2.31
 9.   Mueller Industries, Inc., 6.0%, 11/1/14                              2.28
10.   Forest City Enterprises, 6.5%, 2/1/17                                2.21

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class      10/31/07       10/31/06
-------    ----------      ---------
    A        $11.51         $11.13
    B        $11.56         $11.18
    C        $11.68         $11.28
    R        $12.74         $12.28
    Y        $11.48         $11.11

 Class      10/31/07        7/6/07
-------    ----------      ---------
    Z        $11.51         $11.42

 Class      12/10/06        11/1/06
-------    ----------      ---------
Investor     $10.89         $11.12

Distributions Per Share
--------------------------------------------------------------------------------

                      11/1/06 - 10/31/07
                      ------------------
         Net Investment     Short-Term      Long-Term
 Class       Income       Capital Gains   Capital Gains
------- ---------------- --------------- --------------
    A        $0.5110         $0.0256         $0.4616
    B        $0.4310         $0.0256         $0.4616
    C        $0.4365         $0.0256         $0.4616
    R        $0.5412         $0.0256         $0.4616
    Y        $0.5561         $0.0256         $0.4616

 Class                 7/6/07 - 10/31/07
-------                -----------------
    Z        $0.1743         $   -           $   -

 Class                11/1/06 - 12/10/06
--------              ------------------
Investor     $0.0633         $0.256          $0.4616

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Merrill Lynch (ML) High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. The Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality) is a commonly accepted measure of the performance of speculative grade convertible bond securities. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expense or sales charges. You cannot invest directly in the Indexes.

The indexes defined here pertain to the "Value of $10,000 Investment" charts on pages 10-15.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund at public offering price, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch
(ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of October 31, 2007)

-----------------------------------------------------
                              Net          Public
                          Asset Value     Offering
Period                       (NAV)       Price (POP)
Life-of-Class
(2/12/98)                    10.67%        10.15%
5 Years                      13.72         12.68
1 Year                       13.10          8.05

-----------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                             Gross          Net
                              1.10%         1.10%
-----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            ML           ML
               Pioneer      High Yield   Index of
               High Yield   Master II    Convertible Bonds
               Fund         Index        (Speculative Quality)
2/98            $9,550      $10,000      $10,000
                $8,260       $9,612       $9,185
10/99          $10,068      $10,150      $12,441
               $13,201       $9,983      $14,164
10/01          $13,772       $9,989      $10,317
               $13,300       $9,336      $10,044
10/03          $18,198      $12,427      $14,348
               $19,650      $13,936      $15,616
10/05          $20,334      $14,488      $15,973
               $22,363      $15,985      $18,535
10/07          $25,291      $17,080      $20,765

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. POP returns reflect deduction of maximum 4.5% sales charge. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class A, Class B and Class C shares includes the performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of October 31, 2007)

-------------------------------------------------
                              If          If
Period                       Held      Redeemed
Life-of-Class
(2/12/98)                     9.90%       9.90%
5 Years                      12.89       12.89
1 Year                       12.23        8.23

-------------------------------------------------
Expense Ratio
(Per prospectus  dated March 1, 2007)

                              Gross       Net
                              1.83%       1.83%
-------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            ML           ML
               Pioneer      High Yield   Index of
               High Yield   Master II    Convertible Bonds
               Fund         Index        (Speculative Quality)
2/98           $10,000      $10,000      $10,000
                $8,602       $9,612       $9,185
10/99          $10,412      $10,150      $12,441
               $13,619       $9,983      $14,164
10/01          $14,089       $9,989      $10,317
               $13,497       $9,336      $10,044
10/03          $18,349      $12,427      $14,348
               $19,674      $13,936      $15,616
10/05          $20,187      $14,488      $15,973
               $22,054      $15,985      $18,535
10/07          $24,752      $17,080      $20,765

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class A, Class B and Class C shares includes the performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of October 31, 2007)

--------------------------------------------------
                               If           If
Period                        Held       Redeemed
Life-of-Class
(2/12/98)                     10.01%      10.01%
5 Years                       12.89       12.89
1 Year                        12.35       12.35

--------------------------------------------------
Expense Ratio
(Per prospectus dated  March 1, 2007)

                               Gross        Net
                               1.81%       1.81%
--------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            ML           ML
               Pioneer      High Yield   Index of
               High Yield   Master II    Convertible Bonds
               Fund         Index        (Speculative Quality)
2/98           $10,000      $10,000      $10,000
                $8,602       $9,612       $9,185
10/99          $10,412      $10,150      $12,441
               $13,738       $9,983      $14,164
10/01          $14,219       $9,989      $10,317
               $13,626       $9,336      $10,044
10/03          $18,500      $12,427      $14,348
               $19,832      $13,936      $15,616
10/05          $20,357      $14,488      $15,973
               $22,236      $15,985      $18,535
10/07          $24,983      $17,080      $20,765

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class A, Class B and Class C shares includes the performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has been reduced to reflect any applicable sales charges and Rule 12b-1 fees (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of October 31, 2007)

-----------------------------------------------
                             If          If
Period                      Held      Redeemed
Life-of-Class
(2/12/98)                  10.28%      10.28%
5 Years                    13.47       13.47
1 Year                     12.76       12.76

-----------------------------------------------
Expense Ratio
(Per prospectus dated  March 1, 2007)

                            Gross        Net
                            1.45%       1.45%
-----------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            ML           ML
               Pioneer      High Yield   Index of
               High Yield   Master II    Convertible Bonds
               Fund         Index        (Speculative Quality)
2/98           $10,000      $10,000      $10,000
                $8,623       $9,612       $9,185
10/99          $10,459      $10,150      $12,441
               $13,645       $9,983      $14,164
10/01          $14,164       $9,989      $10,317
               $13,611       $9,336      $10,044
10/03          $18,599      $12,427      $14,348
               $20,097      $13,936      $15,616
10/05          $20,709      $14,488      $15,973
               $22,712      $15,985      $18,535
10/07          $25,609      $17,080      $20,765

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class R shares includes the net asset value performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has been restated to reflect the higher distribution and service fees of Class R shares. This adjustment has the effect of reducing the previously reported performance of Third Avenue High Yield Fund.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of October 31, 2007)

-------------------------------------------------
                             If           If
Period                      Held       Redeemed
Life-of-Class
(2/12/98)                   10.91%      10.91%
5 Years                     14.14       14.14
1 Year                      13.48       13.48

-------------------------------------------------
Expense Ratio
(Per prospectus dated March 1, 2007)

                             Gross        Net
                             0.68%       0.68%
-------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            ML           ML
               Pioneer      High Yield   Index of
               High Yield   Master II    Convertible Bonds
               Fund         Index        (Speculative Quality)
2/98           $10,000      $10,000      $10,000
                $8,665       $9,612       $9,185
10/99          $10,589      $10,150      $12,441
               $13,827       $9,983      $14,164
10/01          $14,420       $9,989      $10,317
               $13,967       $9,336      $10,044
10/03          $19,171      $12,427      $14,348
               $20,775      $13,936      $15,616
10/05          $21,590      $14,488      $15,973
               $23,841      $15,985      $18,535
10/07          $27,054      $17,080      $20,765

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class Y shares includes the net asset value performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has not been restated to reflect any differences in expenses.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07                                       CLASS Z SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer High Yield Fund, compared to that of the Merrill Lynch (ML) High Yield Master II Index and Merrill Lynch (ML) Index of Convertible Bonds (Speculative Quality).

Average Annual Total Returns
(As of October 31, 2007)

-----------------------------------------------------------
                              Net Asset    Public Offering
Period                       Value (NAV)     Price (POP)
Life-of-Class
(2/12/98)                       10.91%         10.91%
5 Years                         14.14          14.14
1 Year                          13.48          13.48

-----------------------------------------------------------
Expense Ratio
(Per prospectus dated July 6, 2007)

                                 Gross          Net
                                 0.85%          0.85%
-----------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                            ML           ML
               Pioneer      High Yield   Index of
               High Yield   Master II    Convertible Bonds
               Fund         Index        (Speculative Quality)
2/98           $10,000     $10,000       $10,000
                $8,652      $9,612        $9,185
10/99          $10,546     $10,150       $12,441
               $13,827      $9,983       $14,164
10/01          $14,425      $9,989       $10,317
               $13,931      $9,336       $10,044
10/03          $19,062     $12,427       $14,348
               $20,583     $13,936       $15,616
10/05          $21,300     $14,488       $15,973
               $23,425     $15,985       $18,535
10/07          $26,519     $17,080       $20,765

Index comparisons begin 2/28/98.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Z shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance shown for Class Z shares prior to their inception July 6, 2007 would have been higher. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

On February 25, 2000, Pioneer High Yield Fund acquired the assets of Third Avenue High Yield Fund (inception 2/12/98) in a reorganization. The performance of Class Z shares includes the net asset value performance of Third Avenue High Yield Fund's single class of shares prior to the reorganization, which has not been restated to reflect any differences in expenses.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on actual returns from May 1, 2007** through October 31, 2007.

Share Class                     A            B            C            R            Y            Z
------------------------------------------------------------------------------------------------------
Beginning Account           $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 5/1/07**

Ending Account              $1,041.82    $1,037.82    $1,038.55    $1,040.41    $1,042.92    $1,023.80
Value (after expenses)
On 10/31/07

Expenses Paid               $    5.66    $    9.50    $    9.51    $    6.89    $    3.66    $    2.19
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.85%, 1.85%, 1.34%, 0.71% and 0.67%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period) (118/365 for Class Z shares).
**  7/6/07 for Class Z shares.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2007** through October 31, 2007.

Share Class                     A            B            C            R            Y            Z
------------------------------------------------------------------------------------------------------
Beginning Account           $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 5/1/07**

Ending Account              $1,019.66    $1,015.88    $1,015.88    $1,018.45    $1,021.63    $1,014.00
Value (after expenses)
On 10/31/07

Expenses Paid               $    5.60    $    9.40    $    9.40    $    6.82    $    3.62    $    2.18
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 1.85%, 1.85%, 1.34%, 0.71% and 0.67%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period (118/365 for Class Z shares).
**  7/6/07 for Class Z shares.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07
--------------------------------------------------------------------------------

             Floating      S&P/Moody's
             Rate (c)      Ratings
Shares       (unaudited)   (unaudited)                                                          Value
                                            CONVERTIBLE PREFERRED STOCKS - 8.0%
                                            Materials - 5.6%
                                            Diversified Metals & Mining - 5.6%
      87,215                                Freeport-McMoRan Copper & Gold, Inc.,
                                              5.5%, 12/31/49                           $  221,700,530
                                                                                       --------------
                                            Total Materials                            $  221,700,530
                                                                                       --------------
                                            Capital Goods - 0.6%
                                            Electrical Component & Equipment - 0.6%
      68,400                                General Cable Corp., 5.75%, 11/24/13       $   24,718,050
                                                                                       --------------
                                            Total Capital Goods                        $   24,718,050
                                                                                       --------------
                                            Banks - 0.7%
                                            Thrifts & Mortgage Finance - 0.7%
     726,432                                Sovereign Cap Trust IV,
                                              4.375%, 3/1/34                           $   29,420,496
                                                                                       --------------
                                            Total Banks                                $   29,420,496
                                                                                       --------------
                                            Utilities - 1.1%
                                            Gas Utilities - 0.3%
      60,000                                Semco Energy, Inc., 5.0%,
                                              2/20/15 (144A)                           $   14,100,000
                                                                                       --------------
                                            Multi-Utilities - 0.8%
     337,300                                CMS Energy Corp., 4.5%, 12/31/49           $   29,893,213
                                                                                       --------------
                                            Total Utilities                            $   43,993,213
                                                                                       --------------
                                            TOTAL CONVERTIBLE PREFERRED STOCKS
                                            (Cost $154,676,189)                        $  319,832,289
                                                                                       --------------

Principal
Amount
                                            CONVERTIBLE CORPORATE BONDS - 15.6%
                                            Energy - 0.7%
                                            Oil & Gas Exploration & Production - 0.7%
$ 25,770,000               NR/NR            McMoran Exploration Co.,
                                              6.0%, 7/2/08+                            $   27,509,475
                                                                                       --------------
                                            Total Energy                               $   27,509,475
                                                                                       --------------
                                            Materials - 3.3%
                                            Commodity Chemicals - 2.5%
  27,990,000               B+/B1            Millennium Chemicals, Inc.,
                                              4.0%, 11/15/23                           $  100,449,113
                                                                                       --------------
                                            Gold - 0.8%
  35,495,000               B-/NR            Coeur D'Alene Mines Corp.,
                                              1.25%, 1/15/24                           $   31,723,656
                                                                                       --------------
                                            Total Materials                            $  132,172,769
                                                                                       --------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                Floating      S&P/Moody's
Principal       Rate (c)      Ratings
Amount          (unaudited)   (unaudited)                                                       Value
                                            Capital Goods - 2.6%
                                            Aerospace & Defense - 0.5%
$ 10,425,000                  NR/NR         EDO Corp., 4.0%, 11/15/25                  $   17,957,063
                                                                                       --------------
                                            Construction & Farm Machinery & Heavy Trucks - 0.7%
  31,350,000                  NR/NR         Wabash National Corp.,
                                              3.25%, 8/1/08+                           $   29,782,500
                                                                                       --------------
                                            Electrical Component & Equipment - 1.0%
  45,287,000                  BB+/Ba2       Roper Industries, Inc.,
                                              1.4813%, 1/15/34                         $   40,248,821
                                                                                       --------------
                                            Trading Companies & Distributors - 0.4%
  18,820,000                  B/NR          Wesco Distribution, Inc.,
                                              1.75%, 11/15/26                          $   16,185,200
                                                                                       --------------
                                            Total Capital Goods                        $  104,173,584
                                                                                       --------------
                                            Consumer Services - 0.6%
                                            Casinos & Gaming - 0.6%
  23,845,000                  B+/B1         Shuffle Master, 1.25%, 4/15/24             $   21,997,013
                                                                                       --------------
                                            Total Consumer Services                    $   21,997,013
                                                                                       --------------
                                            Media - 2.3%
                                            Advertising - 2.3%
  81,344,000                  B/Ba3         Interpublic Group Co., 4.25%,
                                              3/15/23 (144A)                           $   90,190,160
                                                                                       --------------
                                            Total Media                                $   90,190,160
                                                                                       --------------
                                            Retailing - 1.0%
                                            Automotive Retail - 1.0%
  39,982,000                  B/B2          Sonic Automotive, Inc., 5.25%, 5/7/09      $   39,182,360
                                                                                       --------------
                                            Total Retailing                            $   39,182,360
                                                                                       --------------
                                            Health Care Equipment & Services - 1.2%
                                            Health Care Equipment - 0.7%
  36,200,000                  NR/NR         Epix Medical, 3.0%, 6/15/24 (144A)         $   27,740,060
                                                                                       --------------
                                            Health Care Services - 0.5%
  22,595,000                  BB-/B2        Omnicare, Inc, 3.25%, 12/15/35             $   18,499,656
                                                                                       --------------
                                            Health Care Supplies - 0.0%
   1,240,000                  B-/NR         Inverness Medical Innovation, 3.0%,
                                              5/15/16 (144A)                           $    1,711,200
                                                                                       --------------
                                            Total Health Care Equipment
                                            & Services                                 $   47,950,916
                                                                                       --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                     (continued)
--------------------------------------------------------------------------------

                Floating      S&P/Moody's
Principal       Rate (c)      Ratings
Amount          (unaudited)   (unaudited)                                                       Value
                                            Pharmaceuticals & Biotechnology - 1.4%
                                            Biotechnology - 1.0%
$ 15,400,000                  CCC/NA        Biomarin Pharmaceuticals,
                                              1.875%, 4/23/17                          $   23,311,750
  21,255,000                  NA/NA         Mannkind Corp., 3.75%, 12/15/13                18,146,456
                                                                                       --------------
                                                                                       $   41,458,206
                                                                                       --------------
                                            Life Sciences Tools & Services - 0.4%
  15,560,000                  NA/NA         Diversa Corp., 5.5%, 4/1/27 (144A)         $   13,906,750
                                                                                       --------------
                                            Total Pharmaceuticals
                                            & Biotechnology                            $   55,364,956
                                                                                       --------------
                                            Diversified Financials - 0.1%
                                            Consumer Finance - 0.1%
   4,100,000                  NA/NA         Dollar Financial, 2.875%,
                                              6/30/27 (144A)                           $    4,402,375
                                                                                       --------------
                                            Total Diversified Financials               $    4,402,375
                                                                                       --------------
                                            Real Estate - 1.6%
                                            Office Real Estate Investment Trust - 0.5%
  17,600,000                  NR/NR         Alexandria Real, 3.7%, 1/15/27 (144A)      $   17,908,000
                                                                                       --------------
                                            Retail Real Estate Investment Trust - 1.1%
  48,800,000                  NA/NA         General Growth Properties, 3.98%,
                                              4/15/27 (144A)                           $   44,286,000
                                                                                       --------------
                                            Total Real Estate                          $   62,194,000
                                                                                       --------------
                                            Software & Services - 0.1%
                                            Systems Software - 0.1%
   2,730,000                  NR/NR         Macrovision Corp., 2.625%, 8/15/11         $    2,989,350
                                                                                       --------------
                                            Total Software & Services                  $    2,989,350
                                                                                       --------------
                                            Technology Hardware & Equipment - 0.7%
                                            Electronic Equipment & Instruments - 0.6%
  16,800,000                  NR/NR         Newport Corp., 2.5%, 2/15/12 (144A)        $   15,162,000
   8,000,000                  B+/B3         Vishay Intertechnology,
                                              3.625%, 8/1/23                                8,030,000
                                                                                       --------------
                                                                                       $   23,192,000
                                                                                       --------------
                                            Technology Distributors - 0.1%
   3,250,000                  BB-/NR        Anixter Intl, Inc., 1.0%, 2/15/13 (144A)   $    4,074,687
                                                                                       --------------
                                            Total Technology Hardware
                                            & Equipment                                $   27,266,687
                                                                                       --------------
                                            TOTAL CONVERTIBLE CORPORATE BONDS
                                            (Cost $560,240,031)                        $  615,393,645
                                                                                       --------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              Floating      S&P/Moody's
              Rate (c)      Ratings
Shares        (unaudited)   (unaudited)                                                         Value
                                          PREFERRED STOCK - 0.4%
                                          Real Estate - 0.4%
                                          Real Estate Management & Development - 0.4%
    667,700                               Forest City Enterprises,
                                            7.375%, 2/1/34 (b)                         $   16,505,544
                                                                                       --------------
                                          TOTAL PREFERRED STOCK
                                          (Cost $17,060,964)                           $   16,505,544
                                                                                       --------------
                                          COMMON STOCKS - 15.3%
                                          Energy - 1.3%
                                          Oil & Gas Refining & Marketing - 1.3%
    654,400                               Tesoro Petroleum Corp.                       $   39,610,832
    156,700                               Valero Energy Corp.                              11,036,381
                                                                                       --------------
                                                                                       $   50,647,213
                                                                                       --------------
                                          Total Energy                                 $   50,647,213
                                                                                       --------------
                                          Materials - 2.1%
                                          Construction Materials - 0.9%
    512,294                               Texas Industries, Inc. (b)                   $   37,428,200
                                                                                       --------------
                                          Diversified Metals & Mining - 0.2%
  2,004,246                               Polyment Mining Corp.*(b)                    $    7,976,899
                                                                                       --------------
                                          Gold - 0.5%
    405,500                               Barrick Gold Corp.                           $   17,894,715
                                                                                       --------------
                                          Specialty Chemicals - 0.5%
  1,042,100                               RPM, Inc.                                    $   22,332,203
                                                                                       --------------
                                          Total Materials                              $   85,632,017
                                                                                       --------------
                                          Capital Goods - 3.0%
                                          Building Products - 0.5%
    523,695                               Lennox International, Inc.                   $   18,695,912
                                                                                       --------------
                                          Construction & Farm Machinery & Heavy Trucks - 0.3%
  1,015,400                               Commercial Vehicle Group, Inc.*              $   13,839,902
                                                                                       --------------
                                          Electrical Component & Equipment - 1.4%
    283,400                               Cooper Industries, Inc. (b)                  $   14,847,326
    540,900                               General Cable Corp.*(b)                          38,939,391
                                                                                       --------------
                                                                                       $   53,786,717
                                                                                       --------------
                                          Industrial Machinery - 0.8%
    289,700                               ESCO Electronics Corp.*(b)                   $   11,990,683
    297,600                               ITT Corp. (b)                                    19,915,392
                                                                                       --------------
                                                                                       $   31,906,075
                                                                                       --------------
                                          Total Capital Goods                          $  118,228,606
                                                                                       --------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                     (continued)
--------------------------------------------------------------------------------

              Floating      S&P/Moody's
              Rate (c)      Ratings
Shares        (unaudited)   (unaudited)                                                         Value
                                          Pharmaceuticals & Biotechnology - 3.8%
                                          Biotechnology - 2.1%
    681,800                               PDL BioPharma, Inc.*                         $   14,454,160
  2,197,439                               Vertex Pharmaceuticals, Inc.*                    71,065,177
                                                                                       --------------
                                                                                       $   85,519,337
                                                                                       --------------
                                          Life Sciences Tools & Services - 1.7%
    268,400                               Bio-Rad Laboratories, Inc.*                  $   25,922,072
    678,700                               Thermo Fisher Scientific, Inc.*                  39,914,347
                                                                                       --------------
                                                                                       $   65,836,419
                                                                                       --------------
                                          Total Pharmaceuticals &
                                          Biotechnology                                $  151,355,756
                                                                                       --------------
                                          Real Estate - 1.5%
                                          Diversified Real Estate Investment Trust - 0.1%
    100,400                               Liberty Property Trust                       $    3,777,048
                                                                                       --------------
                                          Mortgage Real Estate Investment Trust - 0.4%
    947,100                               Annaly Capital Management, Inc.              $   16,185,939
                                                                                       --------------
                                          Office Real Estate Investment Trust - 0.2%
    191,100                               Mack-Cali Realty Corp.                       $    7,565,649
                                                                                       --------------
                                          Retail Real Estate Investment Trust - 0.8%
    614,133                               General Growth Pro TLB SC                    $   33,384,270
                                                                                       --------------
                                          Total Real Estate                            $   60,912,906
                                                                                       --------------
                                          Technology Hardware & Equipment - 0.5%
                                          Computer Storage & Peripherals - 0.3%
    411,100                               Network Appliance, Inc.*                     $   12,945,539
                                                                                       --------------
                                          Electronic Manufacturing Services - 0.2%
    221,700                               Tyco Electronics, Ltd.*                      $    7,908,039
                                                                                       --------------
                                          Total Technology Hardware &
                                          Equipment                                    $   20,853,578
                                                                                       --------------
                                          Semiconductors - 0.1%
                                          Semiconductor Equipment - 0.1%
    100,000                               FEI Co.*(b)                                  $    2,901,000
                                                                                       --------------
                                          Total Semiconductors                         $    2,901,000
                                                                                       --------------
                                          Utilities - 3.0%
                                          Gas Utilities - 1.0%
    118,200                               Questar Corp.                                $    6,746,855
  1,094,000                               Southern Union Co.                               34,461,000
                                                                                       --------------
                                                                                       $   41,207,855
                                                                                       --------------

22  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

              Floating      S&P/Moody's
              Rate (c)      Ratings
Shares        (unaudited)   (unaudited)                                                         Value
                                          Independent Power Producer & Energy Traders - 1.5%
  1,356,500                               NRG Energy, Inc.*(b)                         $   61,937,790
                                                                                       --------------
                                          Multi-Utilities - 0.4%
    186,300                               Public Service Enterprise Group, Inc.        $   17,810,280
                                                                                       --------------
                                          Total Utilities                              $  120,955,925
                                                                                       --------------
                                          TOTAL COMMON STOCKS
                                          (Cost $430,688,711)                          $  611,487,001
                                                                                       --------------

Principal
Amount
                                          CORPORATE BONDS - 56.5%
                                          Energy - 6.0%
                                          Coal & Consumable Fuels - 0.7%
$ 29,150,000                B+/B2         Massey Energy Co.,
                                            6.875%, 12/15/13                           $   27,546,750
                                                                                       --------------
                                          Oil & Gas Equipment & Services - 1.1%
   7,000,000                B/B2          Complete Production Service,
                                            8.0%, 12/15/16                             $    6,790,000
  39,559,000                B+/B1         Holly Energy Partners LP,
                                            6.25%, 3/1/15                                  36,987,665
                                                                                       --------------
                                                                                       $   43,777,665
                                                                                       --------------
                                          Oil & Gas Exploration & Production - 1.3%
  12,370,000                B+/B1         Forest Oil Corp., 7.25%, 6/15/19             $   12,370,000
  12,825,000                B/B3          Hilcorp Energy, 7.75%, 11/1/15 (144A)            12,616,594
   2,700,000                B/B3          Hilcorp Energy, 9.0%, 6/1/16 (144A)               2,801,250
  12,870,000                B-/Caa1       Parallel Petroleum Corp.,
                                            10.25%, 8/1/14                                 13,063,050
   9,200,000                B+/B1         Pogo Producing Co., 6.625%, 3/15/15               9,292,000
   1,390,000                B+/Ba2        Verasun Energy Corp.,
                                            9.875%, 12/15/12                                1,377,838
                                                                                       --------------
                                                                                       $   51,520,732
                                                                                       --------------
                                          Oil & Gas Refining & Marketing - 2.9%
   2,695,000                B-/B3         Aventine Renewable Energy,
                                            10.0%, 4/1/17                              $    2,398,550
   6,415,000                B+/B1         Frontier Oil Corp., 6.625%, 10/1/11               6,382,925
  96,215,000                BB+/Ba1       Tesoro Corp., 6.625%, 11/1/15                    95,493,388
  12,655,000                B-/B3         Verasun Energy Corp., 9.375%,
                                            6/1/17 (144A)                                  10,408,738
                                                                                       --------------
                                                                                       $  114,683,601
                                                                                       --------------
                                          Total Energy                                 $  237,528,748
                                                                                       --------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                     (continued)
--------------------------------------------------------------------------------

                Floating      S&P/Moody's
Principal       Rate (c)      Ratings
Amount          (unaudited)   (unaudited)                                                       Value
                                            Materials - 15.0%
                                            Aluminum - 1.9%
$ 79,903,000                  B/B3          Novelis, Inc., 7.25%, 2/15/15              $   76,706,880
                                                                                       --------------
                                            Commodity Chemicals - 6.8%
  51,475,000                  B+/B1         Arco Chemical Co., 9.8%, 2/1/20            $   50,445,500
  59,471,000                  CCC+/B3       Georgia Gulf Corp.,
                                              10.75%, 10/15/16 (b)                         47,130,768
  65,699,000                  B-/B2         Georgia Gulf Corp., 9.5%, 10/15/14             56,829,635
  63,935,000                  B+/B1         Millenium America, Inc.,
                                              7.625%, 11/15/26 (b)                         54,984,100
  53,500,000                  B+/Ba3        Nova Chemicals Corp.,
                                              7.875%, 9/15/25                              48,150,000
   9,581,000                  B+/Ba3        Nova Chemicals, Ltd., 6.5%, 1/15/12             9,197,760
                                                                                       --------------
                                                                                       $  266,737,763
                                                                                       --------------
                                            Construction Materials - 0.2%
   6,518,000                  BB-/Ba3       Texas Industries, Inc., 7.25%, 7/15/13     $    6,518,000
                                                                                       --------------
                                            Diversified Chemical - 0.2%
   6,900,000                  B-/B3         Ineos Group Holdings Plc, 8.5%,
                                              2/15/16 (144A)                           $    6,555,000
                                                                                       --------------
                                            Diversified Metals & Mining - 0.3%
  14,655,000    9.36          CCC+/B3       Noranda Aluminium Acquisition, 0.0%,
                                              5/15/15 (144A)                           $   13,519,238
                                                                                       --------------
                                            Metal & Glass Containers - 1.5%
  58,350,000                  B/B2          Crown Cork and Seal Co., Inc.,
                                              7.375%, 12/15/26                         $   54,849,000
   7,450,000                  BB-/Ba2       Greif Brothers Corp., 6.75%, 2/1/17             7,394,125
                                                                                       --------------
                                                                                       $   62,243,125
                                                                                       --------------
                                            Paper Products - 3.4%
  18,780,000                  B/B3          Abitibi-Consolidated, Inc.,
                                              8.85%, 8/1/30                            $   13,897,200
  23,025,000                  B/B3          Bowater Canada Finance,
                                              7.95%, 11/15/11                              19,743,938
   9,465,000                  B/B3          Bowater, Inc., 9.5%, 10/15/12                   8,329,200
  89,540,000                  B/B3          Bowater, Inc., 6.5%, 6/15/13                   71,184,300
  23,635,000                  BB/Ba2        Smurfit Capital Funding Plc,
                                              7.5%, 11/20/25                               22,925,950
                                                                                       --------------
                                                                                       $  136,080,588
                                                                                       --------------

24  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                Floating      S&P/Moody's
Principal       Rate (c)      Ratings
Amount          (unaudited)   (unaudited)                                                       Value
                                            Steel - 0.7%
$ 30,980,000                  B-/Caa1       Algoma Acquisition Corp., 9.875%,
                                              6/15/15 (144A)                           $   27,417,300
                                                                                       --------------
                                            Total Materials                            $  595,777,894
                                                                                       --------------
                                            Capital Goods - 11.6%
                                            Aerospace & Defense - 5.1%
 140,588,000                  B/B3          DRS Technologies, Inc.,
                                              6.875%, 11/1/13                          $  140,588,000
  13,425,000                  BB-/Ba3       Esterline Technology, 6.625%, 3/1/17           13,324,313
  46,080,000                  B+/B1         Esterline Technology, 7.75%, 6/15/13           47,347,200
                                                                                       --------------
                                                                                       $  201,259,513
                                                                                       --------------
                                            Construction & Farm Machinery & Heavy Trucks - 0.3%
  12,000,000                  B+/B2         Greenbrier Co., Inc., 8.375%, 5/15/15      $   11,865,000
                                                                                       --------------
                                            Electrical Component & Equipment - 2.3%
  38,160,000                  B/B3          Baldor Electric, 8.625%, 2/15/17           $   39,781,800
   9,850,000                  BB-/Ba2       Belden Cdt, Inc., 7.0%, 3/15/17                 9,997,750
  42,240,000                  B+/B1         General Cable Corp., 7.125%, 4/1/17            42,240,000
                                                                                       --------------
                                                                                       $   92,019,550
                                                                                       --------------
                                            Industrial Machinery - 3.1%
  24,030,000                  B/B1          Gardner Denver, Inc., 8.0%,
                                              5/1/13 (144A)                            $   24,510,600
  98,942,760                  NR/NR         Mueller Industries, Inc., 6.0%, 11/1/14        89,048,484
  12,885,000                  B/B3          Mueller Water Products,
                                              7.375%, 6/1/17                               11,983,050
                                                                                       --------------
                                                                                       $  125,542,134
                                                                                       --------------
                                            Trading Companies & Distributors - 0.8%
  33,800,000                  B/B1          Wesco Distribution, Inc.,
                                              7.5%, 10/15/17                           $   31,603,000
                                                                                       --------------
                                            Total Capital Goods                        $  462,289,197
                                                                                       --------------
                                            Commercial Services & Supplies - 0.4%
                                            Diversified Commercial Services - 0.1%
   2,500,000                  B-/Caa1       NCO Group, Inc., 11.875%,
                                              11/15/14 (144A)                          $    2,487,500
   2,330,000    10.4275       B-/B3         NCO Group, Inc., Floating Rate
                                              Note, 11/15/13                                2,312,525
                                                                                       --------------
                                                                                       $    4,800,025
                                                                                       --------------

 The accompanying notes are an integral part of these financial statements.  25

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                     (continued)
--------------------------------------------------------------------------------

                Floating      S&P/Moody's
Principal       Rate (c)      Ratings
Amount          (unaudited)   (unaudited)                                                       Value
                                            Environmental & Facilities Services - 0.3%
$ 10,000,000    10.30         NR/NR         Ohio Air Quality Development, Floating
                                              Rate Note, 6/8/22                        $    9,400,000
                                                                                       --------------
                                            Total Commercial Services & Supplies       $   14,200,025
                                                                                       --------------
                                            Transportation - 0.2%
                                            Air Freight & Couriers - 0.2%
   7,675,000                  B-/B3         Ceva Group Plc, 10.0%, 9/1/14 (144A)       $    7,991,594
                                                                                       --------------
                                            Railroads - 0.0%
     305,000                  B+/B2         Kansas City Southern Mexico, 7.375%,
                                              6/1/14 (144A)                            $      305,000
                                                                                       --------------
                                            Total Transportation                       $    8,296,594
                                                                                       --------------
                                            Automobiles & Components - 0.4%
                                            Auto Parts & Equipment - 0.4%
   6,910,000                  B-/Caa1       Allison Transmission, 11.0%,
                                              11/1/15 (144A)                           $    7,039,563
  10,450,000                  B-/Caa1       Allison Transmission, 11.25%,
                                              11/1/15 (144A)                               10,306,313
                                                                                       --------------
                                                                                       $   17,345,876
                                                                                       --------------
                                            Total Automobiles & Components             $   17,345,876
                                                                                       --------------
                                            Consumer Durables & Apparel - 0.5%
                                            Footwear - 0.5%
  20,330,000                  BB-/B1        Brown Shoe Co., Inc., 8.75%, 5/1/12        $   20,939,900
                                                                                       --------------
                                            Total Consumer Durables & Apparel          $   20,939,900
                                                                                       --------------
                                            Media - 2.6%
                                            Advertising - 2.6%
 103,665,000                  B/Ba3         Interpublic Group, Inc.,
                                              7.25%, 8/15/11                           $  103,665,000
                                                                                       --------------
                                            Total Media                                $  103,665,000
                                                                                       --------------
                                            Retailing - 0.4%
                                            Automotive Retail - 0.4%
  15,405,000                  B/B1          Sonic Automotive, Inc.,
                                              8.625%, 8/15/13                          $   15,559,050
                                                                                       --------------
                                            Total Retailing                            $   15,559,050
                                                                                       --------------

26  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                Floating      S&P/Moody's
Principal       Rate (c)      Ratings
Amount          (unaudited)   (unaudited)                                                       Value
                                            Health Care Equipment & Services - 1.4%
                                            Health Care Equipment - 0.3%
$  9,655,000                  BB-/Ba3       Bio-Rad Laboratories, Inc.,
                                              6.125%, 12/15/14                         $    9,292,938
   4,500,000                  BB-/Ba3       Bio-Rad Laboratories, Inc.,
                                              7.5%, 8/15/13                                 4,590,000
                                                                                       --------------
                                                                                       $   13,882,938
                                                                                       --------------
                                            Health Care Facilities - 0.3%
  10,565,000                  B-/B3         Community Health Systems,
                                              8.875%, 7/15/15                          $   10,697,063
                                                                                       --------------
                                            Health Care Services - 0.7%
  13,785,000                  CCC+/Caa1     Surgical Care Affiliates, 10.0%,
                                              7/15/17 (144A)                           $   13,164,675
  15,920,000                  CCC+/B3       Surgical Care Affiliates, 8.875%,
                                              7/15/15 (144A)                               15,203,600
                                                                                       --------------
                                                                                       $   28,368,275
                                                                                       --------------
                                            Health Care Supplies - 0.1%
   4,225,000                  B-/Caa1       Bausch & Lomb, Inc., 9.875%,
                                              11/1/15 (144A)                           $    4,351,750
                                                                                       --------------
                                            Total Health Care Equipment
                                            & Services                                 $   57,300,026
                                                                                       --------------
                                            Pharmaceuticals & Biotechnology - 2.6%
                                            Pharmaceuticals - 2.6%
 106,425,000                  B+/Ba3        Valeant Pharmaceuticals,
                                              7.0%, 12/15/11                           $  104,695,594
                                                                                       --------------
                                            Total Pharmaceuticals
                                            & Biotechnology                            $  104,695,594
                                                                                       --------------
                                            Diversified Financials - 0.4%
                                            Multi-Sector Holding - 0.4%
   5,000,000                  BB-/Ba2       Leucadia National, 7.125%,
                                              3/15/17 (144A)                           $    4,700,000
  12,265,000                  BB+/Ba2       Leucadia National, 8.125%, 9/15/15             12,372,319
                                                                                       --------------
                                                                                       $   17,072,319
                                                                                       --------------
                                            Total Diversified Financials               $   17,072,319
                                                                                       --------------

 The accompanying notes are an integral part of these financial statements.  27

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                     (continued)
--------------------------------------------------------------------------------

                Floating      S&P/Moody's
Principal       Rate (c)      Ratings
Amount          (unaudited)   (unaudited)                                                       Value
                                            Insurance - 0.2%
                                            Reinsurance - 0.2%
$  2,700,000         9.62     BB/NA         Foundation Reinsurance, Ltd., Floating
                                              Rate Note, 11/24/08 (144A)               $    2,655,126
     950,000        15.62     B/NA          Redwood Capital, Ltd., Cat Bond,
                                            Floating Rate Note, 6/5/09                        971,375
   3,400,000        14.07     B-/NA         Residential Reinsurance 2005,
                                              Cat Bond, Floating Rate Note,
                                              6/6/08 (144A)                                 3,379,464
                                                                                       --------------
                                                                                       $    7,005,965
                                                                                       --------------
                                            Total Insurance                            $    7,005,965
                                                                                       --------------
                                            Real Estate - 6.8%
                                            Real Estate Management & Development - 4.7%
  93,200,000                  BB-/Ba3       Forest City Enterprises, 6.5%, 2/1/17      $   86,210,000
 102,985,000                  BB-/Ba3       Forest City Enterprises,
                                              7.625%, 6/1/15                              101,182,763
                                                                                       --------------
                                                                                       $  187,392,763
                                                                                       --------------
                                            Real Estate Investment Trust - 1.4%
  56,449,000                  BB-/Ba2       BF Saul Real Estate Investment Trust,
                                              7.5%, 3/1/14                             $   54,896,653
                                                                                       --------------
                                            Retail Real Estate Investment Trust - 0.7%
  28,500,000                  BB+/Ba1       Rouse Co Lp/TRC Co., 6.75%,
                                              5/1/13 (144A)                            $   28,056,455
                                                                                       --------------
                                            Total Real Estate                          $  270,345,871
                                                                                       --------------
                                            Software & Services - 0.8%
                                            Data Processing & Outsourced Services - 0.8%
  32,370,000                  B-/B3         First Data Corp., 9.875%,
                                              9/24/15 (144A)                           $   31,034,738
                                                                                       --------------
                                            Total Software & Services                  $   31,034,738
                                                                                       --------------
                                            Technology Hardware & Equipment - 2.5%
                                            Communications Equipment - 0.7%
  22,340,000                  BBB+/Baa1     Corning, Inc., 8.875%, 8/16/21             $   27,418,485
                                                                                       --------------
                                            Electronic Equipment & Instruments - 0.3%
  13,356,000                  B-/B3         Itron, Inc., 7.75%, 5/15/12                $   13,289,220
                                                                                       --------------

28  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                Floating      S&P/Moody's
Principal       Rate (c)      Ratings
Amount          (unaudited)   (unaudited)                                                       Value
                                            Technology Distributors - 1.5%
$ 42,733,000                  BB+/Ba1       Anixter International Corp.,
                                              5.95%, 3/1/15                            $   39,100,695
  19,327,000                  BBB-/Baa3     Arrow Electronic, Inc., 7.5%, 1/15/27          20,827,510
                                                                                       --------------
                                                                                       $   59,928,205
                                                                                       --------------
                                            Total Technology Hardware
                                            & Equipment                                $  100,635,910
                                                                                       --------------
                                            Utilities - 4.7%
                                            Electric Utilities - 2.0%
   6,908,000                  BB+/Ba1       Allegheny Energy Supply,
                                              7.8%, 3/15/11                            $    7,305,210
  39,755,000                  BB+/Ba1       Allegheny Energy Supply, 8.25%,
                                              4/15/12 (144A)                               43,134,175
   8,400,000                  BBB-/Baa3     Allegheny Generating Co.,
                                              6.875%, 9/1/23                                8,358,000
  19,000,000                  BB-/Ba3       Intergen NV, 9.0%, 6/30/17                     20,092,500
                                                                                       --------------
                                                                                       $   78,889,885
                                                                                       --------------
                                            Independent Power Producer & Energy Traders - 1.3%
   1,250,000                  B/B1          NRG Energy, Inc., 7.25%, 2/1/14            $    1,250,000
  38,652,000                  B/B1          NRG Energy, Inc., 7.375%, 1/15/17              38,458,732
  12,465,000                  CCC/B3        TXU Energy Co., 10.25%, 11/1/15                12,527,325
                                                                                       --------------
                                                                                       $   52,236,057
                                                                                       --------------
                                            Multi-Utilities - 1.4%
  19,710,000                  CCC/Caa1      Alliant Holdings, Inc., 11.0%,
                                              5/1/15 (144A)                            $   18,921,600
  12,540,000                  BB+/Ba1       CMS Energy Corp., 7.75%, 8/1/10                13,098,456
  23,120,000                  BB+/Ba1       CMS Energy Corp., 6.875%, 12/15/15             23,225,866
                                                                                       --------------
                                                                                       $   55,245,922
                                                                                       --------------
                                            Total Utilities                            $  186,371,864
                                                                                       --------------
                                            TOTAL CORPORATE BONDS
                                            (Cost $2,339,237,781)                      $2,250,064,571
                                                                                       --------------
                                            SENIOR SECURED FLOATING RATE LOAN
                                            INTERESTS - 2.4%**
                                            Energy - 0.1%
                                            Oil & Gas Exploration & Production - 0.1%
   3,300,000    9.125         B/Caa1        Venoco, Inc., Second Lien,
                                              Floating Rate Note, 5/7/14               $    3,283,500
                                                                                       --------------
                                            Total Energy                               $    3,283,500
                                                                                       --------------

 The accompanying notes are an integral part of these financial statements.  29

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                     (continued)
--------------------------------------------------------------------------------

                Floating      S&P/Moody's
Principal       Rate (c)      Ratings
Amount          (unaudited)   (unaudited)                                                       Value
                                            Materials - 0.0%
                                            Steel - 0.0%
$    500,000           0.0    BB-/Ba3       Accuride Corp., Term Advance,
                                              Floating Rate Note, 1/31/12              $      490,625
                                                                                       --------------
                                            Total Materials                            $      490,625
                                                                                       --------------
                                            Transportation - 0.1%
                                            Air Freight & Couriers - 0.1%
     828,244        5.0981    B/Ba2         Ceva Group Plc, Dollar Pre-Funded,
                                              Floating Rate Note, 11/4/13              $      815,821
   2,521,305        7.7525    NR/B+         Ceva Group Plc, U.S. Term Loans,
                                              7.7525%, 11/4/13                              2,483,486
                                                                                       --------------
                                                                                       $    3,299,307
                                                                                       --------------
                                            Total Transportation                       $    3,299,307
                                                                                       --------------
                                            Consumer Services - 0.4%
                                            Casinos & Gaming - 0.4%
   8,333,500           0.0    BB-/NR        New World Gaming Partners, 1st Lien
                                              Term, Floating Rate Note, 6/15/14        $    8,000,160
  10,000,000           0.0    NR/Caa1       New World Gaming Partners, Second
                                              Lien Term, Floating Rate Note,
                                              12/6/14                                       9,350,000
                                                                                       --------------
                                                                                       $   17,350,160
                                                                                       --------------
                                            Total Consumer Services                    $   17,350,160
                                                                                       --------------
                                            Health Care Equipment & Services - 0.4%
                                            Health Care Supplies - 0.4%
  15,000,000        9.4481    BB/B1         Inverness Medical Innovations, Term
                                              Loan, Floating Rate Note, 6/26/15        $   14,971,875
                                                                                       --------------
                                            Total Health Care Equipment
                                            & Services                                 $   14,971,875
                                                                                       --------------
                                            Insurance - 0.5%
                                            Insurance Brokers - 0.5%
   6,957,563        8.0592    B-/NR         AmWins Group, Inc., Initial Term Loan,
                                              Floating Rate Note, 6/11/13              $    6,609,684
     529,150        3.4567    NR/NR         HUB International Holdings, Delay Draw
                                              Term, Floating Rate Note, 6/13/14               519,560
   7,497,549        8.2031    NR/NR         HUB International Holdings, Intial Term
                                              Loan, Floating Rate Note, 6/13/14             7,361,656
   5,536,125          7.95    B-/B2         Usi Holdings Corp., Tranche B Term,
                                              Floating Rate Note, 4/30/14                   5,453,083
                                                                                       --------------
                                                                                       $   19,943,983
                                                                                       --------------
                                            Total Insurance                            $   19,943,983
                                                                                       --------------

30  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                Floating      S&P/Moody's
Principal       Rate (c)      Ratings
Amount          (unaudited)   (unaudited)                                                       Value
                                            Utilities - 0.9%
                                            Independent Power Producer & Energy Traders - 0.8%
$  9,502,152       6.8481     BB/Ba1        NRG Energy, Inc., Credit-Linked,
                                              Floating Rate Note, 2/9/13               $    9,318,642
  22,831,141       6.9481     BB/Ba1        NRG Energy, Inc., Term Loan,
                                              Floating Rate Note, 2/9/13                   22,390,213
                                                                                       --------------
                                                                                       $   31,708,855
                                                                                       --------------
                                            Multi-Utilities - 0.1%
   5,400,000          0.0     BB-/NR        Alliant Holdings I, Inc., Term Loan,
                                              Floating Rate Note, 8/21/14              $    5,389,875
                                                                                       --------------
                                            Total Utilities                            $   37,098,730
                                                                                       --------------
                                            TOTAL SENIOR SECURED FLOATING RATE
                                            LOAN INTERESTS
                                            (Cost $98,633,479)                         $   96,438,180
                                                                                       --------------
                                            TEMPORARY CASH INVESTMENTS - 3.6%
                                            Commercial Paper - 0.7%
  30,550,000                  NR/NR         BNP Paribas Financial, Inc.,
                                              4.9%, 11/1/07                            $   30,550,000
                                                                                       --------------

Shares
                                            Security Lending Collateral - 2.9%
113,632,806                   NR/NR         Securities Lending Investment
                                              Fund, 5.1%                               $  113,632,806
                                                                                       --------------
                                            TOTAL TEMPORARY CASH INVESTMENTS
                                            (Cost $144,182,806)                        $  144,182,806
                                                                                       --------------
                                            TOTAL INVESTMENT IN SECURITIES - 101.8%
                                            (Cost $3,744,719,960) (a)                  $4,053,904,036
                                                                                       --------------
                                            OTHER ASSETS AND
                                            LIABILITIES - (1.8)%                       $  (70,150,884)
                                                                                       --------------
                                            TOTAL NET ASSETS - 100.0%                  $3,983,753,152
                                                                                       ==============

 The accompanying notes are an integral part of these financial statements.  31

Pioneer High Yield Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07                                     (continued)
--------------------------------------------------------------------------------

*       Non-income producing security.

+ Investment held by the fund representing 5% or more of the outstanding voting stock of such company.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2007, the value of these securities amounted to $505,399,505 or 12.7% of total net assets.

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At October 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $3,748,857,360 was as follows:

        Aggregate gross unrealized gain for all investments in which there
        is an excess of value over tax cost                                            $  478,966,356
        Aggregate gross unrealized loss for all investments in which there
        is an excess of tax cost over value                                              (173,919,680)
                                                                                       --------------
        Net unrealized gain                                                            $  305,046,676
                                                                                       ==============

(b)     At October 31, 2007, the following securities were out on loan:

         Shares     Security                                             Value
        102,072     Cooper Industries, Inc.                       $  5,347,552
        196,172     ESCO Electronics Corp.*                          8,119,559
         75,000     FEI Co.*                                         2,175,750
        250,000     General Cable Corp.*                            17,997,500
         65,938     ITT Corp.                                        4,412,571
        592,700     NRG Energy, Inc.*                               27,062,682
        500,673     Polyment Mining Corp.*                           1,992,679
        384,220     Texas Industries, Inc.                          28,071,113
          3,500     Forest City Enterprises, 7.375%, 2/1/34             86,520

      Principal
     Amount ($)
     17,648,800     Georgia Gulf Corp., 10.75%, 10/15/16            13,986,674
        185,000     Millenium America, Inc., 7.625%, 11/15/26          159,100
                                                                  ------------
                    Total                                         $109,411,700
                                                                  ============

(c) Debt obligation with a variable interest rate. Rate shown is rate at period end.

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2007 aggregated $1,167,330,748 and $2,272,253,251, respectively.

32  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/07
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $109,411,700)
   (cost $3,687,335,279)                                          $3,996,612,061
  Investments in securities of affiliated issuers, at value
   (cost $57,384,681)                                                 57,291,975
                                                                  --------------
     Total investment in securities (cost of $3,744,719,960)      $4,053,904,036
  Cash                                                                29,078,250
  Receivables -
   Investment securities sold                                         22,058,712
   Fund shares sold                                                    3,928,103
   Dividends, interest and foreign taxes withheld                     59,198,363
   Due from Pioneer Investment Management, Inc.                           21,000
  Other                                                                   76,259
                                                                  --------------
     Total assets                                                 $4,168,264,723
                                                                  --------------
LIABILITIES:
  Payables -
   Investment securities purchased                                $   56,927,066
   Fund shares repurchased                                             8,244,010
   Dividends                                                           4,365,001
   Upon return of securities loaned                                  113,632,806
  Due to affiliates                                                      935,820
  Unrealized depreciation on unfunded corporate loans                    241,971
  Accrued expenses                                                       164,897
                                                                  --------------
     Total liabilities                                            $  184,511,571
                                                                  --------------
NET ASSETS:
  Paid-in capital                                                 $3,485,967,421
  Distributions in excess of net investment income                    (4,457,680)
  Accumulated net realized gain on investments                       193,301,306
  Net unrealized gain on investments                                 308,942,105
                                                                  --------------
     Total net assets                                             $3,983,753,152
                                                                  ==============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $1,789,612,448/155,479,237 shares)            $        11.51
                                                                  ==============
  Class B (based on $813,962,984/70,391,323 shares)               $        11.56
                                                                  ==============
  Class C (based on $964,063,006/82,573,214 shares)               $        11.68
                                                                  ==============
  Class R (based on $98,353,136/7,718,940 shares)                 $        12.74
                                                                  ==============
  Class Y (based on $317,660,767/27,665,061 shares)               $        11.48
                                                                  ==============
  Class Z (based on $100,811/8,757 shares)                        $        11.51
                                                                  ==============
MAXIMUM OFFERING PRICE:
  Class A ($11.51 [divided by] 95.5%)                             $        12.05
                                                                  ==============

 The accompanying notes are an integral part of these financial statements.  33

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 10/31/07


INVESTMENT INCOME:
  Interest (including income from affiliated issuers
   of $2,564,845)                                         $228,341,486
  Dividends (net of foreign taxes withheld of $15,815)      19,801,819
  Income from securities loaned, net                           132,324
                                                          ------------
     Total investment income                                                $248,275,629
                                                                            ------------
EXPENSES:
  Management fees                                         $ 27,325,912
  Transfer agent fees and expenses
   Class A                                                   3,834,762
   Class B                                                   1,832,318
   Class C                                                   2,063,584
   Investor Class                                                6,780
   Class R                                                     116,456
   Class Y                                                     134,202
  Distribution fees
   Class A                                                   4,969,342
   Class B                                                   9,444,174
   Class C                                                  11,024,636
   Class R                                                     410,764
  Administrative fees                                          984,553
  Custodian fees                                               103,496
  Registration fees                                            178,125
  Professional fees                                            150,525
  Printing expense                                             213,174
  Interest expense                                              48,455
  Fees and expenses of nonaffiliated trustees                   89,357
  Miscellaneous                                                436,342
                                                          ------------
     Total expenses                                                         $ 63,366,957
     Less management fees waived and expenses
      reimbursed by Pioneer Investment Management, Inc.                              (93)
     Less fees paid indirectly                                                  (302,968)
                                                                            ------------
     Net expenses                                                           $ 63,063,896
                                                                            ------------
      Net investment income                                                 $185,211,733
                                                                            ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $199,082,869
                                                                            ------------
  Change in net unrealized gain (loss) on:
   Investments                                            $159,694,388
   Unfunded corporate loans                                   (241,971)     $159,452,417
                                                          ------------      ------------
  Net gain on investments                                                   $358,535,286
                                                                            ------------
  Net increase in net assets resulting from operations                      $543,747,019
                                                                            ============

34  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 10/31/07 and 10/31/06, respectively

                                                            Year Ended         Year Ended
                                                             10/31/07           10/31/06
FROM OPERATIONS:
Net investment income                                   $    185,211,733    $    246,396,137
Net realized gain on investments                             199,082,869         211,953,697
Change in net unrealized gain on investments                 159,452,417          22,152,538
                                                        ----------------    ----------------
   Net increase in net assets resulting from
     operations                                         $    543,747,019    $    480,502,372
                                                        ----------------    ----------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.51 and $0.57 per share, respectively)    $    (90,874,726)   $   (125,034,471)
   Class B ($0.43 and $0.49 per share, respectively)         (36,282,357)        (53,837,819)
   Class C ($0.44 and $0.50 per share, respectively)         (42,488,111)        (65,018,711)
   Investor Class ($0.06 and $0.59 per share,
     respectively)                                              (105,273)         (1,069,934)
   Class R ($0.54 and $0.61 per share, respectively)          (3,423,052)         (1,890,263)
   Class Y ($0.56 and $0.61 per share, respectively)         (15,511,061)        (11,978,882)
   Class Z ($0.17 and $0.00 per share, respectively)              (1,559)                  -
Net realized gain:
   Class A ($0.49 and $0.52 per share, respectively)         (94,640,901)       (120,779,759)
   Class B ($0.49 and $0.52 per share, respectively)         (45,717,584)        (60,688,250)
   Class C ($0.49 and $0.52 per share, respectively)         (52,851,180)        (74,466,450)
   Investor Class ($0.49 and $0.52 per share,
     respectively)                                              (798,668)           (986,067)
   Class R ($0.49 and $0.52 per share, respectively)          (2,236,447)         (1,345,095)
   Class Y ($0.49 and $0.52 per share, respectively)         (12,096,521)         (8,664,467)
                                                        ----------------    ----------------
     Total distributions to shareowners                 $   (397,027,440)   $   (525,760,168)
                                                        ----------------    ----------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $    807,209,371    $  1,040,805,166
Reinvestment of distributions                                278,637,887         354,718,288
Cost of shares repurchased                                (2,090,807,510)     (2,269,145,137)
                                                        ----------------    ----------------
   Net decrease in net assets resulting from
     Fund share transactions                            $ (1,004,960,252)   $   (873,621,683)
                                                        ----------------    ----------------
   Net decrease in net assets                           $   (858,240,673)   $   (918,879,479)
NET ASSETS:
Beginning of year                                          4,841,993,825       5,760,873,304
                                                        ----------------    ----------------
End of year                                             $  3,983,753,152    $  4,841,993,825
                                                        ================    ================
Undistributed (distributions in excess of) net
  investment income                                     $     (4,457,680)   $        617,689
                                                        ================    ================

The accompanying notes are an integral part of these financial statements.   35

Pioneer High Yield Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                   '07 Shares         '07 Amount         '06 Shares         '06 Amount
CLASS A
Shares sold                         37,938,374    $    424,629,346        54,778,751    $    598,389,098
Reinvestment of distributions       13,494,118         148,527,341        17,571,499         190,085,896
Conversion from Investor
  Class Shares                       1,667,285          18,173,410                 -                   -
Less shares repurchased            (94,682,393)     (1,060,001,219)     (106,634,661)     (1,160,605,029)
                                   -----------    ----------------      ------------    ----------------
   Net decrease                    (41,582,616)   $   (468,671,122)      (34,284,411)   $   (372,130,035)
                                   ===========    ================      ============    ================
CLASS B
Shares sold                          3,846,106    $     43,229,627         5,208,484    $     57,106,524
Reinvestment of distributions        4,213,742          46,486,933         5,835,462          63,321,078
Less shares repurchased            (32,857,081)       (370,106,111)      (33,800,615)       (369,511,570)
                                   -----------    ----------------      ------------    ----------------
   Net decrease                    (24,797,233)   $   (280,389,551)      (22,756,669)   $   (249,083,968)
                                   ===========    ================      ============    ================
CLASS C
Shares sold                          9,123,161    $    103,603,772        18,240,250    $    202,115,710
Reinvestment of distributions        5,256,952          58,593,794         7,428,095          81,371,480
Less shares repurchased            (42,400,042)       (482,251,780)      (58,186,382)       (641,487,582)
                                   -----------    ----------------      ------------    ----------------
   Net decrease                    (28,019,929)   $   (320,054,214)      (32,518,037)   $   (358,000,392)
                                   ===========    ================      ============    ================
INVESTOR CLASS
Shares sold                                  -    $              -                 -    $              -
Reinvestment of distributions           67,369             731,731           143,372           1,550,188
Conversion to Class A Shares        (1,667,712)        (18,173,410)                -                   -
Less shares repurchased                (67,108)           (740,356)         (394,020)         (4,279,839)
                                   -----------    ----------------      ------------    ----------------
   Net decrease                     (1,667,451)   $    (18,182,035)         (250,648)   $     (2,729,651)
                                   ===========    ================      ============    ================
CLASS R
Shares sold                          4,273,504    $     52,938,000         3,007,748    $     36,164,362
Reinvestment of distributions          423,521           5,193,557           244,099           2,919,973
Less shares repurchased             (1,391,926)        (17,310,268)       (1,230,294)        (14,773,932)
                                   -----------    ----------------      ------------    ----------------
   Net increase                      3,305,099    $     40,821,289         2,021,553    $     24,310,403
                                   ===========    ================      ============    ================
CLASS Y
Shares sold                         16,360,971    $    182,708,627        13,540,017    $    147,029,472
Reinvestment of distributions        1,736,994          19,104,531         1,429,919          15,469,673
Less shares repurchased            (14,292,831)       (160,397,776)       (7,266,096)        (78,487,185)
                                   -----------    ----------------      ------------    ----------------
   Net increase                      3,805,134    $     41,415,382         7,703,840    $     84,011,960
                                   ===========    ================      ============    ================
CLASS Z*
Shares sold                              8,757    $        100,000                 -    $              -
                                   -----------    ----------------      ------------    ----------------
   Net increase                          8,757    $        100,000                 -    $              -
                                   ===========    ================      ============    ================

* Class Z shares were first publicly offered on July 6, 2007

36  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year           Year
                                                              Ended          Ended
                                                            10/31/07       10/31/06
CLASS A
Net asset value, beginning of period                       $    11.13     $    11.18
                                                           ----------     ----------
Increase (decrease) from investment operations:
 Net investment income                                     $     0.50     $     0.55
 Net realized and unrealized gain (loss) on investments          0.88           0.49
                                                           ----------     ----------
  Net increase from investment operations                  $     1.38     $     1.04
Distributions to shareowners:
 Net investment income                                          (0.51)         (0.57)
 Net realized gain                                              (0.49)         (0.52)
                                                           ----------     ----------
Net increase (decrease) in net asset value                 $     0.38     $    (0.05)
                                                           ----------     ----------
Net asset value, end of period                             $    11.51     $    11.13
                                                           ==========     ==========
Total return*                                                   13.10%          9.98%
Ratio of net expenses to average net assets+                     1.10%          1.11%
Ratio of net investment income to average net assets+            4.50%          5.02%
Portfolio turnover rate                                            27%            19%
Net assets, end of period (in thousands)                   $1,789,612     $2,192,694
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                    1.10%          1.11%
 Net investment income                                           4.50%          5.02%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                    1.10%          1.10%
 Net investment income                                           4.50%          5.03%

                                                              Year           Year           Year
                                                              Ended          Ended          Ended
                                                            10/31/05       10/31/04       10/31/03
CLASS A
Net asset value, beginning of period                       $    11.73     $    11.59     $     9.14
                                                           ----------     ----------     ----------
Increase (decrease) from investment operations:
 Net investment income                                     $     0.59     $     0.66     $     0.80
 Net realized and unrealized gain (loss) on investments         (0.20)          0.24           2.45
                                                           ----------     ----------     ----------
  Net increase from investment operations                  $     0.39     $     0.90     $     3.25
Distributions to shareowners:
 Net investment income                                          (0.54)         (0.69)         (0.79)
 Net realized gain                                              (0.40)         (0.07)         (0.01)
                                                           ----------     ----------     ----------
Net increase (decrease) in net asset value                 $    (0.55)    $     0.14     $     2.45
                                                           ----------     ----------     ----------
Net asset value, end of period                             $    11.18     $    11.73     $    11.59
                                                           ==========     ==========     ==========
Total return*                                                    3.49%          7.98%         36.83%
Ratio of net expenses to average net assets+                     1.06%          1.02%          1.06%
Ratio of net investment income to average net assets+            5.30%          5.63%          7.30%
Portfolio turnover rate                                            24%            44%            38%
Net assets, end of period (in thousands)                   $2,585,620     $3,512,328     $3,268,359
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                    1.06%          1.02%          1.06%
 Net investment income                                           5.30%          5.63%          7.30%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                    1.06%          1.02%          1.06%
 Net investment income                                           5.30%          5.63%          7.30%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  37

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year          Year
                                                              Ended         Ended
                                                            10/31/07      10/31/06
CLASS B
Net asset value, beginning of period                        $  11.18     $    11.22
                                                            --------     ----------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.42     $     0.47
 Net realized and unrealized gain (loss) on investments         0.88           0.50
                                                            --------     ----------
  Net increase from investment operations                   $   1.30     $     0.97
Distributions to shareowners:
 Net investment income                                         (0.43)         (0.49)
 Net realized gain                                             (0.49)         (0.52)
                                                            --------     ----------
Net increase (decrease) in net asset value                  $   0.38     $    (0.04)
                                                            --------     ----------
Net asset value, end of period                              $  11.56     $    11.18
                                                            ========     ==========
Total return*                                                  12.23%          9.25%
Ratio of net expenses to average net assets+                    1.86%          1.84%
Ratio of net investment income to average net assets+           3.75%          4.30%
Portfolio turnover                                                27%            19%
Net assets, end of period (in thousands)                    $813,963     $1,063,908
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                   1.86%          1.84%
 Net investment income                                          3.75%          4.30%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                   1.85%          1.83%
 Net investment income                                          3.76%          4.31%

                                                               Year           Year           Year
                                                               Ended          Ended          Ended
                                                             10/31/05       10/31/04       10/31/03
CLASS B
Net asset value, beginning of period                        $    11.78     $    11.63     $     9.16
                                                            ----------     ----------     ----------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.51     $     0.57     $     0.72
 Net realized and unrealized gain (loss) on investments          (0.21)          0.25           2.47
                                                            ----------     ----------     ----------
  Net increase from investment operations                   $     0.30     $     0.82     $     3.19
Distributions to shareowners:
 Net investment income                                           (0.46)         (0.60)         (0.71)
 Net realized gain                                               (0.40)         (0.07)         (0.01)
                                                            ----------     ----------     ----------
Net increase (decrease) in net asset value                  $    (0.56)    $     0.15     $     2.47
                                                            ----------     ----------     ----------
Net asset value, end of period                              $    11.22     $    11.78     $    11.63
                                                            ==========     ==========     ==========
Total return*                                                     2.61%          7.22%         35.94%
Ratio of net expenses to average net assets+                      1.83%          1.79%          1.85%
Ratio of net investment income to average net assets+             4.54%          4.87%          6.58%
Portfolio turnover                                                  24%            44%            38%
Net assets, end of period (in thousands)                    $1,323,749     $1,778,848     $1,868,749
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.83%          1.79%          1.85%
 Net investment income                                            4.54%          4.87%          6.58%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.83%          1.79%          1.85%
 Net investment income                                            4.54%          4.87%          6.58%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

38  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year          Year
                                                              Ended         Ended
                                                            10/31/07      10/31/06
CLASS C
Net asset value, beginning of period                        $  11.28     $    11.32
                                                            --------     ----------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.43     $     0.48
 Net realized and unrealized gain (loss) on investments         0.90           0.50
                                                            --------     ----------
   Net increase from investment operations                  $   1.33     $     0.98
Distributions to shareowners:
 Net investment income                                         (0.44)         (0.50)
 Net realized gain                                             (0.49)         (0.52)
                                                            --------     ----------
Net increase (decrease) in net asset value                  $   0.40     $    (0.04)
                                                            --------     ----------
Net asset value, end of period                              $  11.68     $    11.28
                                                            ========     ==========
Total return*                                                  12.35%          9.22%
Ratio of net expenses to average net assets+                    1.85%          1.82%
Ratio of net investment income to average net assets+           3.76%          4.33%
Portfolio turnover rate                                           27%            19%
Net assets, end of period (in thousands)                    $964,063     $1,247,550
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                   1.85%          1.82%
 Net investment income                                          3.76%          4.33%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                   1.85%          1.81%
 Net investment income                                          3.76%          4.34%


                                                               Year           Year           Year
                                                               Ended          Ended          Ended
                                                             10/31/05       10/31/04       10/31/03
CLASS C
Net asset value, beginning of period                        $    11.88     $    11.73     $     9.25
                                                            ----------     ----------     ----------
Increase (decrease) from investment operations:
 Net investment income                                      $     0.51     $     0.58     $     0.72
 Net realized and unrealized gain (loss) on investments          (0.20)          0.25           2.47
                                                            ----------     ----------     ----------
   Net increase from investment operations                  $     0.31     $     0.83     $     3.21
Distributions to shareowners:
 Net investment income                                           (0.47)         (0.61)         (0.72)
 Net realized gain                                               (0.40)         (0.07)         (0.01)
                                                            ----------     ----------     ----------
Net increase (decrease) in net asset value                  $    (0.56)    $     0.15     $     2.48
                                                            ----------     ----------     ----------
Net asset value, end of period                              $    11.32     $    11.88     $    11.73
                                                            ==========     ==========     ==========
Total return*                                                     2.65%          7.20%         35.77%
Ratio of net expenses to average net assets+                      1.81%          1.77%          1.82%
Ratio of net investment income to average net assets+             4.56%          4.89%          6.53%
Portfolio turnover rate                                             24%            44%            38%
Net assets, end of period (in thousands)                    $1,620,355     $2,430,736     $2,413,415
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                     1.81%          1.77%          1.82%
 Net investment income                                            4.56%          4.89%          6.53%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                     1.81%          1.77%          1.82%
 Net investment income                                            4.56%          4.89%          6.53%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  39

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year
                                                 11/1/06 to      Ended     12/10/04 to
                                                12/10/06 (b)   10/31/06      10/31/05
INVESTOR CLASS
Net asset value, beginning of period              $ 11.12       $ 11.17      $ 11.50
                                                  -------       -------      -------
Increase (decrease) from investment
  operations:
  Net investment income                           $  0.06       $  0.57      $  0.56
  Net realized and unrealized gain (loss)
   on investments                                    0.26          0.49        (0.35)
                                                  -------       -------      -------
   Net increase from investment
     operations                                   $  0.32       $  1.06      $  0.21
Distributions to shareowners:
  Net investment income                             (0.06)        (0.59)       (0.49)
  Net realized gain                                 (0.49)        (0.52)       (0.05)
                                                  -------       -------      -------
Net decrease in net asset value                   $ (0.23)      $ (0.05)     $ (0.33)
                                                  -------       -------      -------
Net asset value, end of period                    $ 10.89       $ 11.12      $ 11.17
                                                  =======       =======      =======
Total return*                                        2.92%(a)     10.20%        1.88%(a)
Ratio of net expenses to average
  net assets+                                        0.99%**       0.88%        0.83%**
Ratio of net investment income to average
  net assets+                                        4.91%**       5.25%        5.57%**
Portfolio turnover rate                                27%(a)        19%          24%(a)
Net assets, end of period (in thousands)          $     -       $18,547      $21,425
Ratios with no waiver of management fees
  by PIM and no reduction for fees paid
  indirectly:
  Net expenses                                       0.99%**       0.88%        0.83%**
  Net investment income                              4.91%**       5.25%        5.57%**
Ratios with waiver of management fees by
  PIM and reduction for fees paid indirectly:
  Net expenses                                       0.90%**       0.87%        0.83%**
  Net investment income                              5.00%**       5.26%        5.57%**

(a) Not annualized.
(b) Investor Class Shares were converted to Class A shares on December 10,
    2006.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

40  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year        Year        Year       Year
                                                             Ended       Ended       Ended       Ended      4/1/03 (a)
                                                            10/31/07    10/31/06    10/31/05   10/31/04     to 10/31/03
CLASS R
Net asset value, beginning of period                        $ 12.28     $ 12.29     $ 12.88    $ 12.66      $  11.18
                                                            -------     -------     -------    -------      --------
Increase (decrease) from investment operations:
 Net investment income                                      $  0.53     $  0.56     $  0.66    $  0.71      $   0.44
 Net realized and unrealized gain (loss) on investments        0.96        0.56       (0.28)      0.29          1.46
                                                            -------     -------     -------    -------      --------
  Net increase from investment operations                   $  1.49     $  1.12     $  0.38    $  1.00      $   1.90
Distributions to shareowners:
 Net investment income                                        (0.54)      (0.61)      (0.57)     (0.71)        (0.41)
 Net realized gain                                            (0.49)      (0.52)      (0.40)     (0.07)        (0.01)
                                                            -------     -------     -------    -------      --------
Net increase (decrease) in net asset value                  $  0.46     $ (0.01)    $ (0.59)   $  0.22      $   1.48
                                                            -------     -------     -------    -------      --------
Net asset value, end of period                              $ 12.74     $ 12.28     $ 12.29    $ 12.88      $  12.66
                                                            =======     =======     =======    =======      ========
Total return*                                                 12.76%       9.67%       3.04%      8.06%        17.27%(b)
Ratio of net expenses to average net assets+                   1.34%       1.45%       1.29%      1.25%         1.17%**
Ratio of net investment income to average net assets+          4.24%       4.60%       5.12%      5.23%         6.48%**
Portfolio turnover rate                                          27%         19%         24%        44%           38%
Net assets, end of period (in thousands)                    $98,353     $54,188     $29,410    $ 6,976      $    203
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                  1.34%       1.45%       1.29%      1.25%         1.17%**
 Net investment income                                         4.24%       4.60%       5.12%      5.23%         6.48%**

(a) Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  41

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Year         Year         Year         Year         Year
                                                              Ended        Ended        Ended        Ended        Ended
                                                            10/31/07     10/31/06     10/31/05     10/31/04     10/31/03
CLASS Y
Net asset value, beginning of period                        $  11.11     $  11.16     $  11.70     $  11.56     $   9.12
                                                            --------     --------     --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income                                      $   0.55     $   0.59     $   0.65     $   0.70     $   0.85
 Net realized and unrealized gain (loss) on investments         0.87         0.49        (0.21)        0.24         2.43
                                                            --------     --------     --------     --------     --------
  Net increase from investment operations                   $   1.42     $   1.08     $   0.44     $   0.94     $   3.28
Distributions to shareowners:
 Net investment income                                         (0.56)       (0.61)       (0.58)       (0.73)       (0.83)
 Net realized gain                                             (0.49)       (0.52)       (0.40)       (0.07)       (0.01)
                                                            --------     --------     --------     --------     --------
Net increase (decrease) in net asset value                  $   0.37     $  (0.05)    $  (0.54)    $   0.14     $   2.44
                                                            --------     --------     --------     --------     --------
Net asset value, end of period                              $  11.48     $  11.11     $  11.16     $  11.70     $  11.56
                                                            ========     ========     ========     ========     ========
Total return*                                                  13.48%       10.43%        3.92%        8.37%       37.26%
Ratio of net expenses to average net assets+                    0.71%        0.68%        0.70%        0.67%        0.71%
Ratio of net investment income to average net assets+           4.88%        5.39%        5.67%        5.99%        7.45%
Portfolio turnover rate                                           27%          19%          24%          44%          38%
Net assets, end of period (in thousands)                    $317,661     $265,107     $180,314     $152,322     $171,517
Ratios with no waiver of management fees by
 PIM and no reduction for fees paid indirectly:
 Net expenses                                                   0.71%        0.68%        0.70%        0.67%        0.71%
 Net investment income                                          4.88%        5.39%        5.67%        5.99%        7.45%
Ratios with waiver of management fees by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                   0.71%        0.68%        0.70%        0.67%        0.71%
 Net investment income                                          4.88%        5.39%        5.67%        5.99%        7.45%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios with no reduction for fees paid indirectly.

42  The accompanying notes are an integral part of these financial statements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           7/6/07 (a) to
                                                             10/31/07
CLASS Z
Net asset value, beginning of period                         $ 11.42
                                                             -------
Increase from investment operations:
  Net investment income                                      $  0.17
  Net realized and unrealized gain on investments               0.09
                                                             -------
   Net increase from investment operations                   $  0.26
Distributions to shareowners:
  Net investment income                                        (0.17)
  Net realized gain                                                -
                                                             -------
Net increase in net asset value                              $  0.09
                                                             -------
Net asset value, end of period                               $ 11.51
                                                             =======
Total return*                                                   2.35%(b)
Ratio of net expenses to average net assets+                    0.67%**
Ratio of net investment income to average net assets+           4.92%**
Portfolio turnover rate                                           27%
Net assets, end of period (in thousands)                     $   101
Ratios with no waiver of management fees by
  PIM and no reduction for fees paid indirectly:
  Net expenses                                                  0.67%**
  Net investment income                                         4.92%**
Ratios with waiver of management fees by
  PIM and reduction for fees paid indirectly:
  Net expenses                                                  0.67%**
  Net investment income                                         4.92%**

(a) Class Z shares were first publicly offered on July 6, 2007
(b) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   43

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer High Yield Fund (the Fund), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to maximize total return through a combination of income and capital appreciation.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class R shares were first publicly offered April 1, 2003. Class Z shares were first publicly offered on July 6, 2007. As planned, on December 10, 2006, Investor Class Shares converted to Class A shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Class Z shares. Class B shares will convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors. The Fund invests in below investment grade (high yield) debt securities and preferred stocks. Some of these high yield securities may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Fund's prospectus(es) contains information regarding the Fund's risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Fixed income securities with remaining maturity of more than 60 days are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees and may include yield equivalents or a pricing matrix. The Fund may also use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer accurately reflects the value of the security. At October 31, 2007 there were no securities fair valued. Temporary cash investments are valued at cost which approximates market value.

    All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                               (continued)
--------------------------------------------------------------------------------

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

    At October 31, 2007, the Fund had a net capital loss carryforward of $5,599,823, of which $4,715,406 will expire in 2010 and $884,417 will expire in 2011, if not utilized. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

    At October 31, 2007, the Fund has reclassified $1,600,963 to increase distributions in excess of net investment income and $1,600,963 to increase accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

    The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                  2007              2006
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income              $199,633,465      $294,178,621
Long-Term Capital Gain        197,393,975       231,581,547
                             ------------      ------------
  Total                      $397,027,440      $525,760,168
                             ============      ============
--------------------------------------------------------------------------------

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at October 31, 2007:

--------------------------------------------------------------------------------
                                        2007
--------------------------------------------------------------------------------
Undistributed ordinary income      $ 11,104,381
Undistributed long-term gain        191,841,469
Capital loss carryforward            (5,599,823)
Dividend payable                     (4,365,001)
Unrealized appreciation             304,804,705
                                   ------------
  Total                            $497,785,731
                                   ============
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, interest accruals on preferred stocks, REIT holdings and adjustments relating to catastrophe bonds.

C. Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $118,066 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2007.

D. Class Allocations

    Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (See Note 4). Class Y and Class Z shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (See Note 3).

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                               (continued)
--------------------------------------------------------------------------------

    The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution expense ratios.

E. Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a loan, the Fund receives collateral and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102%, at all times, of the fair value of the securities loaned. The amount of collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The Fund invests cash collateral in cash equivalent investments.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, 0.65% of the next $500 million, 0.60% of the next $4 billion, 0.55% of the next $1 billion, 0.50% of the next $1 billion, 0.45% of the next $1 billion, 0.40% of the next $1 billion, 0.35% of the next $1 billion, and 0.30% on assets over $10 billion. For the year ended October 31, 2007, the management fee was equivalent to a rate of 0.62% of average daily net assets.

Through December 10, 2006, PIM had contractually agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.90% of the average daily net assets attributable to Investor Class shares.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 0.85% of the average daily net assets attributable to Class Z shares. This expense limitation is in effect through March 1, 2011 for Class Z shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $69,593 in management fees, administrative costs and certain other services payable to PIM at October 31, 2007.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $760,687 in transfer agent fees payable to PIMSS at October, 2007.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                               (continued)
--------------------------------------------------------------------------------

expenses in an amount up to 0.25% of the average daily net assets attributable to Class A Shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay as compensation to securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Included in due to affiliates reflected on the Statement of Assets and Liabilities is $105,540 in distribution fees payable to PFD at October 31, 2007.

In addition, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. There are no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2007, $3,871,988 in CDSCs were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended October 31, 2007, the Fund's expenses were reduced by $302,968 under such arrangements.

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Line of Credit Facility

The Fund has a $100 million committed, unsecured revolving line of credit facility. The Fund may borrow up to the lesser of $100 million or the limit set by its prospectus for borrowings. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Fund pays a quarterly commitment fee for this facility.

For the year ended October 31, 2007, the average daily amount of borrowings outstanding during the period was $820,274. The related weighted average annualized interest rate for the period was 5.83%, and the total interest expense on such borrowings was $48,455. As of October 31, 2007, there were no borrowings outstanding.

7. Unfunded Loan Commitments

As of October 31, 2007, the Fund had unfunded loan commitments of approximately $10,752,766 (excluding unrealized depreciation on those commitments of $241,971 as of October 31, 2007) which could be extended at the option of the borrower, pursuant to the following loan agreements:

--------------------------------------------------------------------------------
                                                 Unfunded Commitment
Borrower                                           (in thousands)
--------------------------------------------------------------------------------
HUB International, Ltd., Delay Draw Term,
 3.4567%, 6/13/14                                   $ 1,153,187
NRG Holdings, Inc., Term Loan, 0.0%, 6/8/14         $ 7,933,079
New World Gaming Partners Holdings Ltd.,
 Delayed Draw, 0.0%, 6/15/14                        $ 1,666,500
--------------------------------------------------------------------------------

8. Affiliated Companies

The Fund's investments in the following securities, when and if converted into voting stock, will exceed 5% of the outstanding voting stock of the issuer and are therefore considered to be affiliates of the Fund for financial reporting purposes. There were no purchases or sales for the period ending October 31, 2007. The following table also summarizes transactions with affiliates of the Fund as of, and for the year ended, October 31, 2007:

Pioneer High Yield Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07                               (continued)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 Principal
                                Balance at
                                  11/1/06
                                    and           Interest        Value at
Affiliates                       10/31/07          Income         10/31/07
--------------------------------------------------------------------------------
McMoran Exploration Co.,
 6.0%, 7/2/08                 $25,770,000      $1,546,061      $27,509,475
Wabash National Corp.,
 3.25%, 8/1/08                 31,350,000       1,018,784       29,782,500
                              -----------      ----------      -----------
Totals                        $57,120,000      $2,564,845      $57,291,975
                              ===========      ==========      ===========
--------------------------------------------------------------------------------

9. New Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions have a "more-likely-than-not" probability of being sustained by the applicable tax authority. Tax positions deemed to not meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period in which they are realized. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

ADDITIONAL INFORMATION (unaudited)

The qualified interest income percentage, which represents the portion of the Fund's ordinary income that is exempt from nonresident alien tax withholding is 78.46% for the year ending October 31, 2007.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer High Yield Fund

We have audited the accompanying statement of assets and liabilities of Pioneer High Yield Fund (the "Fund"), including the schedule of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian, brokers and agent banks or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer High Yield Fund at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 14, 2007

Pioneer High Yield Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Kingsbury, Mr. West and Mr. Bock) serves as a Trustee of each of the 81 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Kingsbury serves as Trustee of 33 of the 81 Pioneer Funds, Mr. West serves as Trustee of 32 of the 81 Pioneer Funds, and Mr. Bock serves as Trustee of 80 of the 81 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer High Yield Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                            Positions Held          Length of Service
Name and Age                With the Fund           and Term of Office
John F. Cogan, Jr. (81)*    Chairman of the         Trustee since 1999.
                            Board, Trustee and      Serves until a succes-
                            President               sor trustee is elected
                                                    or earlier retirement
                                                    or removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Trustee and Executive   Trustee since March
                            Vice President          2007. Serves until a
                                                    successor trustee is
                                                    elected or earlier
                                                    retirement or removal.
--------------------------------------------------------------------------------

                                                                                         Other Directorships Held
Name and Age                Principal Occupation During Past Five Years                  by this Trustee
John F. Cogan, Jr. (81)*    Deputy Chairman and a Director of Pioneer Global Asset       None
                            Management S.p.A. ("PGAM"); Non-Executive Chairman
                            and a Director of Pioneer Investment Management USA
                            Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
                            Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer
                            Alternative Investment Management Limited (Dublin);
                            President and a Director of Pioneer Alternative Investment
                            Management (Bermuda) Limited and affiliated funds;
                            Director of PIOGLOBAL Real Estate Investment Fund
                            (Russia) (until June 2006); Director of Nano-C, Inc. (since
                            2003); Director of Cole Management Inc. (since 2004);
                            Director of Fiduciary Counseling, Inc.; President and
                            Director of Pioneer Funds Distributor, Inc. ("PFD") (until
                            May 2006); President of all of the Pioneer Funds; and Of
                            Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (49)*   Director, CEO and President of Pioneer Investment            None
                            Management USA Inc.; Pioneer Investment Management,
                            Inc. and Pioneer Institutional Asset Management, Inc.
                            (since March 2007); Executive Vice President of all of the
                            Pioneer Funds (since March 2007); Director of Pioneer
                            Global Asset Management S.p.A. (since March 2007);
                            Head of New Markets Division, Pioneer Global Asset
                            Management S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pioneer High Yield Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                        Positions Held   Length of Service
Name, Age and Address   With the Fund    and Term of Office
David R. Bock (63)      Trustee          Trustee since 2005.
3050 K Street NW,                        Serves until a succes-
Washington, DC 20007                     sor trustee is elected
                                         or earlier retirement
                                         or removal.
----------------------------------------------------------------
Mary K. Bush (59)       Trustee          Trustee since 1999.
3509 Woodbine Street                     Serves until a succes-
Chevy Chase, MD 20815                    sor trustee is elected
                                         or earlier retirement
                                         or removal.
----------------------------------------------------------------

                                                                                      Other Directorships
Name, Age and Address   Principal Occupation During Past Five Years                   Held by this Trustee
David R. Bock (63)      Executive Vice President and Chief Financial Officer,         Director of The Enterprise
3050 K Street NW,       I-trax, Inc. (publicly traded health care services company)   Social Investment
Washington, DC 20007    (2004 - present); Partner, Federal City Capital Advisors      Company (privately-held
                        (boutique merchant bank) (1997 to 2004); and Executive        affordable housing
                        Vice President and Chief Financial Officer, Pedestal Inc.     finance company); and
                        (internet-based mortgage trading company) (2000 - 2002)       Director of New York
                                                                                      Mortgage Trust (publicly
                                                                                      traded mortgage REIT)
-------------------------------------------------------------------------------------------------------------------
Mary K. Bush (59)       President, Bush International, LLC (international financial   Director of Brady Corpora-
3509 Woodbine Street    advisory firm)                                                tion (industrial identifica-
Chevy Chase, MD 20815                                                                 tion and specialty coated
                                                                                      material products
                                                                                      manufacturer); Director of
                                                                                      Briggs & Stratton Co.
                                                                                      (engine manufacturer);
                                                                                      Director of UAL Corpora-
                                                                                      tion (airline holding
                                                                                      company); Director of
                                                                                      Mantech International
                                                                                      Corporation (national
                                                                                      security, defense, and
                                                                                      intelligence technology
                                                                                      firm): and Member, Board
                                                                                      of Governors, Investment
                                                                                      Company Institute
-------------------------------------------------------------------------------------------------------------------

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                Positions Held  Length of Service
Name, Age and Address           With the Fund   and Term of Office
Margaret B.W. Graham (60)       Trustee         Trustee since 1999.
1001 Sherbrooke Street West,                    Serves until a succes-
Montreal, Quebec, Canada                        sor trustee is elected
H3A 1G5                                         or earlier retirement
                                                or removal.
------------------------------------------------------------------------
Thomas J. Perna (57)            Trustee         Trustee since 2006.
89 Robbins Avenue,                              Serves until a succes-
Berkeley Heights, NJ 07922                      sor trustee is elected
                                                or earlier retirement
                                                or removal.
------------------------------------------------------------------------
Marguerite A. Piret (59)        Trustee         Trustee since 1999.
200 State Street, 12th Floor,                   Serves until a succes-
Boston, MA 02109                                sor trustee is elected
                                                or earlier retirement
                                                or removal.
------------------------------------------------------------------------
Stephen K. West (79)            Trustee         Trustee since 1999.
125 Broad Street,                               Serves until a succes-
New York, NY 10004                              sor trustee is elected
                                                or earlier retirement
                                                or removal.
------------------------------------------------------------------------
John Winthrop (71)              Trustee         Trustee since 1999.
One North Adgers Wharf,                         Serves until a succes-
Charleston, SC 29401                            sor trustee is elected
                                                or earlier retirement
                                                or removal.
------------------------------------------------------------------------

                                                                                             Other Directorships
Name, Age and Address           Principal Occupation During Past Five Years                  Held by this Trustee
Margaret B.W. Graham (60)       Founding Director, Vice-President and Corporate Secretary,   None
1001 Sherbrooke Street West,    The Winthrop Group, Inc. (consulting firm); and Desautels
Montreal, Quebec, Canada        Faculty of Management, McGill University
H3A 1G5
----------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (57)            Private investor (2004 - present); and Senior Executive      Director of Quadriserv
89 Robbins Avenue,              Vice President, The Bank of New York (financial and          Inc. (technology products
Berkeley Heights, NJ 07922      securities services) (1986 - 2004)                           for securities lending
                                                                                             industry)
----------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (59)        President and Chief Executive Officer, Newbury, Piret &      Director of New America
200 State Street, 12th Floor,   Company, Inc. (investment banking firm)                      High Income Fund, Inc.
Boston, MA 02109                                                                             (closed-end investment
                                                                                             company)
----------------------------------------------------------------------------------------------------------------------
Stephen K. West (79)            Senior Counsel, Sullivan & Cromwell (law firm)               Director, The Swiss
125 Broad Street,                                                                            Helvetia Fund, Inc.
New York, NY 10004                                                                           (closed-end investment
                                                                                             company)
----------------------------------------------------------------------------------------------------------------------
John Winthrop (71)              President, John Winthrop & Co., Inc. (private                None
One North Adgers Wharf,         investment firm)
Charleston, SC 29401
----------------------------------------------------------------------------------------------------------------------

Pioneer High Yield Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (59)     Secretary             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------
Christopher J. Kelley (42)   Assistant Secretary   Since 2003. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------
Vincent Nave (62)            Treasurer             Since 2000. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------
Mark E. Bradley (47)         Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Treasurer   Since 2000. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------
Gary Sullivan (49)           Assistant Treasurer   Since 2002. Serves
                                                   at the discretion of
                                                   the Board
-------------------------------------------------------------------------

                                                                                          Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                  by this Officer
Dorothy E. Bourassa (59)     Secretary of PIM-USA; Senior Vice President - Legal of       None
                             Pioneer; Secretary/Clerk of most of PIM-USA's subsidiar-
                             ies; and Secretary of all of the Pioneer Funds since
                             September 2003 (Assistant Secretary from November
                             2000 to September 2003)
-------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (42)   Vice President and Senior Counsel of Pioneer since July      None
                             2002 and Assistant Secretary of all of the Pioneer Funds
                             since September 2003
-------------------------------------------------------------------------------------------------------------------
Vincent Nave (62)            Vice President - Fund Accounting, Administration and         None
                             Controllership Services of Pioneer; and Treasurer of all of
                             the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (47)         Deputy Treasurer of Pioneer since 2004 and Assistant         None
                             Treasurer of all of the Pioneer Funds since November
                             2004; Treasurer and Senior Vice President, CDC IXIS
                             Asset Management Services from 2002 to 2003
-------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (42)        Assistant Vice President - Fund Accounting, Administration   None
                             and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------
Gary Sullivan (49)           Fund Accounting Manager - Fund Accounting, Administra-       None
                             tion and Controllership Services of Pioneer; and Assistant
                             Treasurer of all of the Pioneer Funds
-------------------------------------------------------------------------------------------------------------------

Pioneer High Yield Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Positions Held        Length of Service
Name and Age                  With the Fund         and Term of Office
Katherine Kim Sullivan (33)   Assistant Treasurer   Since 2003. Serves
                                                    at the discretion of
                                                    the Board
---------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance      Since January 2007.
                              Officer               Serves at the discre-
                                                    tion of the Board
---------------------------------------------------------------------------

                                                                                        Other Directorships Held
Name and Age                  Principal Occupation During Past Five Years               by this Officer
Katherine Kim Sullivan (33)   Fund Administration Manager - Fund Accounting,            None
                              Administration and Controllership Services since June
                              2003 and Assistant Treasurer of all of the Pioneer Funds
                              since September 2003; Assistant Vice President - Mutual
                              Fund Operations of State Street Corporation from June
                              2002 to June 2003 (formerly Deutsche Bank Asset
                              Management)
------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (48)        Chief Compliance Officer of Pioneer since December 2006   None
                              and of all the Pioneer Funds since January 2007; Vice
                              President and Compliance Officer, MFS Investment
                              Management (August 2005 to December 2006); Consult-
                              ant, Fidelity Investments (February 2005 to July 2005);
                              Independent Consultant (July 1997 to February 2005)
------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the fund's investment adviser and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form N-1A, totaled approximately $41,820 in 2007 and approximately $40,210 in 2006.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services in 2007 or 2006.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $7,820 in 2007 and $7,515 in 2006.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


Other Fees
There were no other services provided to the Fund during the fiscal years ended October 31, 2007 and 2006.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2007 and 2006, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,820 in 2007 and $7,515 in 2006.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2007

* Print the name and title of each signing officer under his or her signature.